Unaudited Condensed Statements of Cash Flows - USD ($)		3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash flows from operating activities:
Net income	$ (7,948)	$ (259,121)	$ 9,661,765	$ 4,344,114	$ (1,035,380)
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account	0		(556,742)	(19,579)	(31,308)
Offering costs allocated to warrants	0			849,993	868,131
Excess of Private Warrants fair value over purchase price	0			3,097,200	3,097,200
Change in fair value of conversion option liability		(35,333)	(35,333)
Interest expense – debt discount		4,593	4,593
Change in fair value of warrant liability	0	513,158	(9,746,496)	(8,570,219)	(3,911,091)
Unrealized loss – treasury bills		42,178	22,368
Changes in operating assets and liabilities:
Prepaid expenses	0		33,972	(343,432)	(70,406)
Accounts payable and accrued expenses	7,948		129,788	13,371	174,172
Net cash used in operating activities	0		(486,085)	(628,552)	(908,682)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	0			(345,000,000)	(345,000,000)
Net cash used in investing activities	0			(345,000,000)	(345,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting commissions	0			338,100,000	338,100,000
Proceeds from sale of Private Warrants	0			8,900,000	8,900,000
Proceeds from issuance of promissory note to Sponsor	0		500,000	144,890	144,890
Payment on promissory issued to Sponsor	0			(144,890)	(144,890)
Payment of deferred offering costs	0			(540,060)	(540,060)
Net cash provided by financing activities	0		500,000	346,459,940	346,459,940
Net change in cash	0		13,915	831,388	551,258
Cash, beginning of period	0		551,258	0	0
Cash, end of the period	0	$ 565,173	565,173	831,388	551,258
Supplemental disclosure of cash flow information:
Initial classification of Class A ordinary shares subject to possible redemption	0			345,000,000	345,000,000
Change in Class A ordinary shares subject to possible redemption				8,293,766
Deferred underwriters' discount payable charged to additional paid-in capital	0			12,075,000	12,075,000
Initial classification of warrant liability	0			$ 27,004,700	27,004,700
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000
Deferred offering costs included in accrued offering costs and expenses	$ 113,634
Remeasurement of Class A ordinary shares subject to possible redemption			534,374
Deferred offering costs included in accrued expenses					0
Deferred offering costs paid by Sponsor in exchange for issuance of Founder Shares					$ 0
Discount on convertible promissory note			$ 41,331